     As filed with the Securities and Exchange Commission on April 3, 2006
                                                Securities Act File No. 33-8021
                                       Investment Company Act File No. 811-4801

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                        PRE-EFFECTIVE AMENDMENT NO.                   [_]
                      POST-EFFECTIVE AMENDMENT NO. 43                 [X]
                                  and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 39                         [X]

                     (Check appropriate box or boxes)

                            SUNAMERICA EQUITY FUNDS
              (Exact Name of Registrant as Specified in Charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
               (Address of Principal Executive Office)(Zip Code)

      Registrant's telephone number, including area code: (800) 858-8850

                              Gregory N. Bresslor
                   Senior Vice President and General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
                   (Name and Address for Agent for Service)

                                   Copy to:
                             Margery K. Neale, Esq
                         Willkie Farr & Gallagher LLP
                              787 Seventh Avenue
                            New York, NY 10019-6099

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2006 pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on (date) pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3) Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement (File No. 33-8021) filed on January 20, 2006.

================================================================================

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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 3rd day of April, 2006.

                                              SUNAMERICA EQUITY FUNDS

                                              By:               *
                                                  ------------------------------
                                                  Vicent Marra
                                                  President

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

           Signatures                          Title                  Date
           ----------              -----------------------------  -------------

                *                  Trustee                        April 3, 2006
---------------------------------
Peter A. Harbeck

                *                  President (Principal           April 3, 2006
---------------------------------    Executive Officer)
Vicent Marra

                *                  Treasurer (Principal           April 3, 2006
---------------------------------    Financial and Accounting
Donna M. Handel                      Officer)

                *                  Trustee                        April 3, 2006
---------------------------------
Jeffrey S. Burum

                *                  Trustee                        April 3, 2006
---------------------------------
Dr. Judith L. Craven

                *                  Trustee                        April 3, 2006
---------------------------------
william F. Devin

                *                  Trustee                        April 3, 2006
---------------------------------
Samuel M. Eisenstat

                *                  Trustee                        April 3, 2006
---------------------------------
Stephen J. Gutman

                *                  Trustee                        April 3, 2006
---------------------------------
william J. Shea


*By: /s/ Corey A. Issing
     --------------------------
     Corey A. Issing
     Attorney-in-Fact